Property, Plant, and Equipment - Reconciliation of the changes in the carrying amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	$ 6,164	$ 6,578
Property, plant and equipment, end of the period	6,207	6,164
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	13,202	12,973
Additions other than through business combinations, property, plant and equipment	522	284
Acquisitions	439
Disposals	(704)	(7)
Retirement of assets	(201)	(90)
Change in foreign exchange rates	(134)	131
Transfers	(29)	(18)
Property, plant and equipment, end of the period	13,395	13,202
Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(108)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(7,038)	(6,395)
Disposals	(439)	(5)
Impairment reversals	(297)
Retirement of assets	(190)	(83)
Change in foreign exchange rates	(76)	92
Transfers	(26)	(10)
Depreciation	(630)	(649)
Property, plant and equipment, end of the period	(7,188)	(7,038)
Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(46)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	94	95
Property, plant and equipment, end of the period	91	94
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	94	95
Additions other than through business combinations, property, plant and equipment	0	0
Acquisitions	0
Disposals	(2)	(3)
Retirement of assets	0	0
Change in foreign exchange rates	(1)	2
Transfers	0	0
Property, plant and equipment, end of the period	91	94
Land | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
Impairment reversals	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0
Land | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Coal generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,172	2,457
Property, plant and equipment, end of the period	2,120	2,172
Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	5,937	5,888
Additions other than through business combinations, property, plant and equipment	0	0
Acquisitions	300
Disposals	(389)	0
Retirement of assets	(158)	(47)
Change in foreign exchange rates	(63)	105
Transfers	103	41
Property, plant and equipment, end of the period	6,116	5,937
Coal generation | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Coal generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(3,765)	(3,431)
Disposals	(170)	0
Impairment reversals	(297)
Retirement of assets	(158)	(56)
Change in foreign exchange rates	(52)	84
Transfers	10	0
Depreciation	(304)	(306)
Property, plant and equipment, end of the period	(3,996)	(3,765)
Coal generation | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	836	910
Property, plant and equipment, end of the period	771	836
Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,964	1,982
Additions other than through business combinations, property, plant and equipment	0	0
Acquisitions	0
Disposals	(260)	0
Retirement of assets	(26)	(17)
Change in foreign exchange rates	(40)	(13)
Transfers	22	13
Property, plant and equipment, end of the period	1,671	1,964
Gas generation | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,128)	(1,072)
Disposals	(255)	0
Impairment reversals	0
Retirement of assets	(23)	(13)
Change in foreign exchange rates	(16)	(3)
Transfers	(11)	(7)
Depreciation	(77)	(79)
Property, plant and equipment, end of the period	(900)	(1,128)
Gas generation | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Renewable generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,125	2,191
Property, plant and equipment, end of the period	2,290	2,125
Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	3,286	3,228
Additions other than through business combinations, property, plant and equipment	0	1
Acquisitions	0
Disposals	0	0
Retirement of assets	(7)	(6)
Change in foreign exchange rates	(17)	26
Transfers	319	51
Property, plant and equipment, end of the period	3,574	3,286
Renewable generation | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(7)
Renewable generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,161)	(1,037)
Disposals	0	0
Impairment reversals	0
Retirement of assets	(3)	(2)
Change in foreign exchange rates	(4)	6
Transfers	(3)	(3)
Depreciation	(136)	(123)
Property, plant and equipment, end of the period	(1,284)	(1,161)
Renewable generation | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(3)
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	508	602
Property, plant and equipment, end of the period	386	508
Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,338	1,315
Additions other than through business combinations, property, plant and equipment	0	0
Acquisitions	0
Disposals	(34)	(1)
Retirement of assets	(10)	(16)
Change in foreign exchange rates	(3)	7
Transfers	25	39
Property, plant and equipment, end of the period	1,226	1,338
Mining property and equipment | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(101)
Mining property and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(830)	(713)
Disposals	(14)	(1)
Impairment reversals	0
Retirement of assets	(6)	(12)
Change in foreign exchange rates	(2)	5
Transfers	(22)	0
Depreciation	(97)	(125)
Property, plant and equipment, end of the period	(840)	(830)
Mining property and equipment | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	(43)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	200	95
Property, plant and equipment, end of the period	228	200
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	200	95
Additions other than through business combinations, property, plant and equipment	407	275
Acquisitions	139
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	(4)	4
Transfers	(514)	(174)
Property, plant and equipment, end of the period	228	200
Assets under construction | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals	0	0
Impairment reversals	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfers	0	0
Depreciation	0	0
Property, plant and equipment, end of the period	0	0
Assets under construction | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	229	228
Property, plant and equipment, end of the period	321	229
Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	383	370
Additions other than through business combinations, property, plant and equipment	115	8
Acquisitions	0
Disposals	(19)	(3)
Retirement of assets	0	(4)
Change in foreign exchange rates	(6)	0
Transfers	16	12
Property, plant and equipment, end of the period	489	383
Capital spares and other | Gross carrying amount | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(154)	(142)
Disposals	0	(4)
Impairment reversals	0
Retirement of assets	0	0
Change in foreign exchange rates	(2)	0
Transfers	0	0
Depreciation	(16)	(16)
Property, plant and equipment, end of the period	(168)	(154)
Capital spares and other | Accumulated depreciation | Increase (Decrease) Due To Application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	0
Decommissioning and restoration | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(23)	(32)
Decommissioning and restoration | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	(62)	(12)
Decommissioning and restoration | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	11	(1)
Decommissioning and restoration | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	2	(3)
Decommissioning and restoration | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	26	(16)
Decommissioning and restoration | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Decommissioning and restoration | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Revisions and additions to decommissioning and restoration costs	0	0
Poplar Creek | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(49)
Poplar Creek | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(38)
Poplar Creek | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		(11)
Poplar Creek | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Poplar Creek | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges		0
Wintering Hills | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	431
Wintering Hills | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	448
Wintering Hills | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(2)
Wintering Hills | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	(15)
Wintering Hills | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	0
Wintering Hills | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	$ 0
Finance lease receivables | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		10
Finance lease receivables | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0
Finance lease receivables | Coal generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0
Finance lease receivables | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0
Finance lease receivables | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0
Finance lease receivables | Mining property and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		10
Finance lease receivables | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0
Finance lease receivables | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		0
US Wind Projects - Big Level | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		$ 7